Restructuring and Other Charges - Restructuring Charges in Consolidated Income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) remediationSite	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Restructuring charges:
Restructuring charges	$ 3.3	$ 2.1	$ 2.6
Other charges:
Corporate severance-related costs	0.0	3.5	0.0
Environmental remediation	0.1	0.9	0.2
Other	4.4	1.8	0.0
Total restructuring and other charges	10.7	6.2	2.6
Exit costs	$ 1.6
Number of environmental remediation sites | remediationSite	1
Nikolov V. Livent Corp | Pending Litigation
Other charges:
Legal fees accrued	$ 2.0
Demolition and exit charges
Restructuring charges:
Restructuring charges	0.0	0.0	1.9
Severance-related and exit costs
Restructuring charges:
Restructuring charges	6.2	0.0	0.0
Asset disposal charges
Restructuring charges:
Restructuring charges	$ 0.0	$ 0.0	$ 0.5